Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [Line Items]
Beginning balance	¥ 653
Charge for the year (Note 7)	(12)	¥ (25)	¥ (26)
Ending balance	166	653
Cost [member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	883	940
Transfer from property, plant and equipment (Note 16)	25	35
Transfer from right-of-use assets (Note 18(a))	11	13
Transfer to property, plant and equipment (Note 16)	(565)	(101)
Transfer to right-of-use assets (Note 18(a))	(91)	(4)
Ending balance	263	883	940
Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	230	216
Transfer from property, plant and equipment (Note 16)	12	12
Transfer from right-of-use assets (Note 18(a))	3	3
Transfer to property, plant and equipment (Note 16)	(140)	(25)
Transfer to right-of-use assets (Note 18(a))	(20)	(1)
Charge for the year (Note 7)	12	25
Ending balance	¥ 97	¥ 230	¥ 216